Long-Term Debt - Additional Information (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Aug. 25, 2023	Jun. 30, 2022	Apr. 14, 2021	Nov. 21, 2018 CNY (¥) Loan	Aug. 29, 2018 CNY (¥) Loan
Debt Instrument [Line Items]
Debt instrument, term	10 years	8 years
Mortgage Bank Loan
Debt Instrument [Line Items]
Debt instrument, face amount				¥ 321,540
Mortgage Bank Loan | PRC Bank
Debt Instrument [Line Items]
Debt instrument number of loan agreement | Loan								2	2
Debt instrument, face amount	¥ 61,540							¥ 260,000	¥ 260,000
Debt instrument periodic payment description	The loan is secured by pledging Building B and will be repaid in equal installment every three months with maturity term of 10 years.	The loans are secured by pledging Building A and Building D and will be repaid in equal installment every three months with maturity term of 8 years.
Debt instrument, interest rate		0.70%	0.75%		1.25%	1.05%	1.472%
Repayment of secured loans		¥ 38,654	¥ 38,654	¥ 34,038